CORPORATE AND SUBSIDIARY BORROWINGS - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Weighted average interest rate	6.16%	6.22%
Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	$ 3,300,000,000
Matures 2027	1,100,000,000
Matures 2029	600,000,000
Matures 2032-2047	1,700,000,000
Term Loan Maturing In May 2027 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	600,000,000
Junior Subordinated Debentures Due Between May 2033 and September 2037 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	265,000,000
Subordinated Debentures Due June 2047 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	$ 100,000,000
Fixed interest rate	5.00%
Line of Credit | Revolving credit facilities | Bilateral Credit Facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,300,000,000	$ 1,200,000,000
Total drawings	348,000,000	17,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,000,000,000
Total drawings	$ 836,000,000	755,000,000
Debt term	364 days
Pledged investments collateral	$ 851,000,000	653,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Private loans
Line of Credit Facility [Line Items]
Pledged investments collateral		67,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Investment funds
Line of Credit Facility [Line Items]
Pledged investments collateral	461,000,000	183,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Cash and cash equivalents
Line of Credit Facility [Line Items]
Pledged investments collateral		19,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Real estate partnerships
Line of Credit Facility [Line Items]
Pledged investments collateral	390,000,000	384,000,000
Line of Credit | Revolving credit facilities | $400 Million, Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	400,000,000
Line of Credit | Revolving credit facilities | Brookfield Credit Agreement
Line of Credit Facility [Line Items]
Total drawings	0	$ 0
Senior unsecured notes | Senior Unsecured Notes Due June 2027 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	$ 500,000,000
Fixed interest rate	5.00%
Senior unsecured notes | Senior Unsecured Notes Due October 2029 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	$ 600,000,000
Fixed interest rate	5.75%
Senior unsecured notes | Senior Unsecured Notes Due June 2032 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	$ 500,000,000
Fixed interest rate	6.14%
Senior unsecured notes | Senior Unsecured Notes Due June 2035 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	$ 700,000,000
Fixed interest rate	6.00%
Senior unsecured notes | Senior Unsecured Notes Due September 2042 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount	$ 144,000,000
Fixed interest rate	6.50%